Average Annual Total Returns - FidelityEquity-IncomeK6Fund-PRO - FidelityEquity-IncomeK6Fund-PRO - Fidelity Equity-Income K6 Fund	Apr. 01, 2025
Fidelity Equity-Income K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	15.53%
Past 5 years	10.19%
Since Inception	11.26%	[1]
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Since Inception	14.77%
RS008
Average Annual Return:
Past 1 year	13.98%
Past 5 years	8.60%
Since Inception	9.73%

[1]	A From June 13, 2019 .